Cash and restricted cash - Deposits in financial institutions (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Cash and restricted cash
Cash balances held at financial institutions	¥ 778,341	¥ 900,963
Restricted cash pledged for notes payable	40,957	23,004
PRC
Cash and restricted cash
Cash balances held at financial institutions	730,946	849,827
PRC | RMB
Cash and restricted cash
Cash balances held at financial institutions	472,471	667,686
PRC | US
Cash and restricted cash
Cash balances held at financial institutions	258,475	182,141
Hong Kong
Cash and restricted cash
Cash balances held at financial institutions	9,416
Hong Kong | HKD
Cash and restricted cash
Cash balances held at financial institutions	14
Hong Kong | US
Cash and restricted cash
Cash balances held at financial institutions	9,402
Sweden
Cash and restricted cash
Cash balances held at financial institutions	15,028	28,986
Sweden | US
Cash and restricted cash
Cash balances held at financial institutions	555
Sweden | SEK
Cash and restricted cash
Cash balances held at financial institutions	14,473	28,986
United Kingdom
Cash and restricted cash
Cash balances held at financial institutions	22,934	22,150
United Kingdom | GBP
Cash and restricted cash
Cash balances held at financial institutions	22,934	¥ 22,150
United States
Cash and restricted cash
Cash balances held at financial institutions	17
United States | US
Cash and restricted cash
Cash balances held at financial institutions	¥ 17